Credit Agreement (Tables)	12 Months Ended
Dec. 31, 2012
Payments Under Credit Agreement	Payments under the Agreement are as follows (in thousands):

Year Ending December 31,	Amount
2013	$11,040
2014	11,040
2015	11,040
2016	11,040
2017	10,253
Thereafter	93,356

Total	$147,769